UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22978

Corsair Opportunity Fund

(Exact name of registrant as specified in charter)

366 Madison Avenue, 12th Floor
New York, New York 10017

 (Address of principal executive offices) (Zip code)

Thomas Hess
Corsair Capital Management, L.P.
366 Madison Avenue, 12th Floor
New York, New York 10017

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 949-3000

Date of fiscal year end: Sep 30

Date of reporting period: December 31, 2014

Item 1.	Schedule of Investments.

Corsair Opportunity Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Number of Shares		Value

	Common Stock - 60.45%
	Aerospace & Defense
1,486	Esterline Technologies Corp. *	$162,984
658	KLX, Inc. *	27,143
		190,127
	Asset Management
253	American Capital Ltd. *	3,696

	Banking
1,275	Citigroup, Inc.	68,990

	Biotechnology & Pharmaceuticals
645	Mylan, Inc. *	36,359

	Chemicals
130	CF Industries Holdings, Inc.	35,430
7,350	Chemtura Corp. *	181,766
8,339	Globe Specialty Metals, Inc.	143,681
376	Huntsman Corp.	8,565
2,301	Innophos Holdings, Inc.	134,493
794	Kraton Performance Polymers, Inc. *	16,507
153	LyondellBasell Industries NV, Class A	12,147
312	Valhi, Inc.	2,000
		534,589
	Consumer Products
3,181	Clearwater Paper Corp. *	218,058

	Containers & Packaging
197	Owens-Illinois, Inc. *	5,317
171,312	Orora Ltd.	272,723
279	Rock-Tenn Co., Class A	17,013
		295,053
	Discretionary
6,025	Liberty Interactive Corp., Class A *	177,256

	Design, Manufacturing & Distribution
9,130	CommScope Holding Co., Inc. *	208,438
3,358	Jason Industries, Inc. *	33,076
		241,514

	Electrical Equipment
256	The Babcock & Wilcox Co.	7,757

	Engineering & Construction Services
1,450	Pentair PLC	96,309

	Hardware
546	Sigma Designs, Inc. *	4,040
1,070	Tower Semiconductor Ltd. *	14,263
		18,303
	Health Care Facilities/Services
4,684	Enzo Biochem, Inc. *	20,797
7,302	Kindred Healthcare, Inc.	132,750
		153,547
	Home & Office Products
8,443	KAR Auction Services, Inc.	292,550

	Institutional Financial Services
139	Capital One Financial Corp.	11,474
797	Discover Financial Services	52,196
303	Altisource Residential Corp. -REIT	5,878
6,816	Tricon Capital Group, Inc.	51,158
		120,706
	Insurance
634	State Street Corp.	49,769

	Machinery
1,065	Allison Transmission Holdings, Inc.	36,104

	Manufactured Goods
332	Fluor Corp.	20,129
6,352	Installed Building Products, Inc. *	113,193
		133,322
	Media Content
2,066	CBS Corp., Class B	114,332
428	DISH Network Corp., Class A *	31,197
4,048	IAC/InterActiveCorp	246,078
925	Liberty Global PLC, Class A *	46,440
1,648	Liberty Global PLC *	79,615
575	Liberty Ventures *	21,689
12,885	News Corp. *	202,166
3,642	Sinclair Broadcast Group Inc., Class A	99,645
301	The EW Scripps Co., Class A *	6,727
411	Time Warner, Inc.	35,108
		882,997
	Medical Equipment/Devices
475	Retractable Technologies, Inc. *	2,375

	Oil, Gas & Coal
1,769	Westmoreland Coal Co. *	58,748

	Real Estate Investment Trusts
16,647	Countrywide PLC	113,281
5,233	Ryman Hospitality Properties, Inc. - REIT	275,988
683	Realogy Holdings Corp. 8	30,387
7,286	Rouse Properties, Inc. - REIT	134,937
		554,593
	Real Estate Operating & Services
365	AmTrust Financial Services, Inc.	20,531
2,444	Aon PLC	231,765
537	Berkshire Hathaway, Inc., Class B *	80,631
309	Loews Corp.	12,984
311	MetLife, Inc.	16,822
3,802	National General Holdings Corp.	70,755
214	Principal Financial Group, Inc.	11,115
7,364	Voya Financial, Inc.	312,086
		756,689
	Recreational Facilities & Services
986	Diamond Resorts International, Inc. *	27,509
210	Marriott International, Inc., Class A	16,386
		43,895
	Retail Discretionary
876	Era Group, Inc. *	18,527
26,938	Republic Airways Holdings, Inc. *	393,025
		411,552
	Retail Staples
357	CVS Health Corp.	34,383
667	Walgreens Boots Alliance, Inc.	50,825
		85,208
	Telecom
4,507	DigitalGlobe, Inc. *	139,582
1,752	Quebecor, Inc., Class B	48,166
		187,748
	Transportation & Logistics
6,954	HD Supply Holdings, Inc. *	205,073
227	United Rentals, Inc. *	23,156
		228,229
	Transportation Equipment
2,900	Air Transport Services Group, Inc. *	24,824
59	Golar LNG Ltd.	2,152
682	Hornbeck Offshore Services, Inc. *	17,030
		44,006
	Travel, Lodging & Dining
1,321	Six Flags Entertainment Corp.	57,001

	Utilities
7,831	Calpine Corp. *	173,300

	Total Common Stock - 60.45%
	(Cost $6,041,070)	6,160,350

	Mutual Funds - 0.11%
920	OFS Capital Corp.	10,838

	Total Mutual Funds - 0.11%
	(Cost $11,177)	10,838

	Short-Term Investments - 39.79%
	Money Market Funds
4,055,546	Federated Treasury Obligations Fund - 0.01% [1]	4,055,546

	Total Short-Term Investments - 39.79%
	(Cost $4,055,546)	4,055,546

	Total Investments - 100.35%
	(Cost $10,107,793)	10,226,734
	Liabilities less other assets - (0.35%)	(35,215)

	Total Net Assets - 100.00%	$10,191,519

* Non-income producing security.
1  The rate is the annualized seven-day yield at period end.

Corsair Opportunity Fund
Notes to the Schedule of Investments
December 31, 2014 (Unaudited)

1.	ORGANIZATION

Corsair Opportunity Fund (the “Fund”) was organized as a Delaware statutory trust on June 19, 2014 and is registered with the Securities and Exchange Commission (the “SEC”) as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund is managed by Corsair Capital Management, L.P. (the "Adviser"), a Delaware limited partnership that is registered under the Investment Advisers Act of 1940, as amended.

The Fund's investment objective is to achieve capital appreciation.  The Fund pursues this objective by investing its assets primarily in long and short positions in equity securities of U.S. and Canadian companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a)	Securities Valuations

Domestic exchange traded equity securities (other than options) other than those that trade on NASDAQ are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges.  Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00:02 (EST) adjusted up to NASDAQ's best offer price if the last trade is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund's net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.  If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser under the supervision of the Board.

Debt securities with remaining maturities of 60 days or less are, absent unusual circumstances, are valued at amortized cost.

Corsair Opportunity Fund
Notes to the Schedule of Investments - Continued
December 31, 2014 (Unaudited)

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of a securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,160,350	$-	$-	$6,160,350
Mutual Funds	10,838	-	-	10,838
Short-Term Investments	4,055,546	-	-	4,055,546
Total Assets	$10,226,734	$-	$-	$10,226,734

As of December 31, 2014, the Fund did not hold any Level 3 securities.  Transfers into and out of all Levels are represented by their balances as of the end of the reporting period.  For the period ended December 31, 2014, there were no transfers among Levels.

Corsair Opportunity Fund
Notes to the Schedule of Investments - Concluded
December 31, 2014 (Unaudited)

(c)	Federal Income Taxes

The Fund intends to elect and to qualify each year to be treated as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended.  In order to so qualify, the Fund must meet certain requirements with respect to the sources of its income, the diversification of its assets and the distribution of its income.  If the Fund qualifies as a regulated investment company, it will not be subject to federal income or excise tax on income it distributes in a timely manner to its shareholders in the form of investment company taxable income or net capital gain distributions.

At December 31, 2014, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$10,107,793

Gross unrealized appreciation	$188,158
Gross unrealized depreciation	$(69,217)

Net unrealized appreciation on investments	$118,941

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.	Controls and Procedures.

a.)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) 17 CFR 270.30a-3(c))) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 193417 CFR 240.13a-15(b) or 240.15d-15(b)). Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b.)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Corsair Opportunity Fund

By	/s/ Jay Petschek
Title	Jay Petschek, President and Principal Executive Officer

Date	3/2/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jay Petschek
Title	Jay Petschek, President and Principal Executive Officer

Date	3/2/2015

By	/s/ Thomas Hess
Title	Thomas Hess, Principal Financial Officer

Date	3/2/2015